Stockholders' Deficit - Schedule of Warrant Activity (Details) - Warrants [Member] - USD ($)	12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017
Number of shares Outstanding, Beginning	149,517	150,279
Number of shares Issued		1,064,000
Number of shares Exercised		(104,762)
Number of shares Forfeited		(960,000)
Number of shares Expired	(4,000)
Number of shares Outstanding, Ending	145,517	149,517
Number of shares Outstanding Exercisable, Ending	145,517
Weighted Average Price Per Share Outstanding, Beginning	$ 11.25	$ 107.50
Weighted Average Price Per Share Issued		7.99
Weighted Average Price Per Share Exercised		3.00
Weighted Average Price Per Share Expired		7.50
Weighted Average Price Per Share Forfeited
Weighted Average Price Per Share Outstanding, Ending	11.11	$ 11.25
Weighted Average Price Per Share Outstanding Exercisable, Ending	$ 11.11
Weighted average remaining contractual term	9 months 3 days
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